UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
           --------------------------------------------------------------
Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                      11/9/01
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 18
                                            ---------------------------
Form 13F Information Table Value Total:     $         85,178
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

  ------------------------------------------------------------------------------------------------------------------------
                                                                                   Item 6: Investment Discretion
  ------------------------------------------------------------------------------------------------------------------------
  Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                       (b) Shared-   (c) Shared-
  Name of Issuer         Title of   Number          Market Value   Shares or                     As Defined    Other
                         Class                                     Principal       (a) Sole      in Instr. V
                                                                   Amount
  ------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel        COM        87509105        2,506,000      1,957,800       1,957,800
  ------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.           COM        090066L105      526,000        90,750          90,750
  ------------------------------------------------------------------------------------------------------------------------
  Brown Shoe             COM        115736100       114,000        10,000          10,000
  ------------------------------------------------------------------------------------------------------------------------
  Brunswick Corp         COM        117043109       36,000         2,200           2,200
  ------------------------------------------------------------------------------------------------------------------------
  Dave & Busters         COM        23833N104       71,000         12,020          12,020
  Inc.
  ------------------------------------------------------------------------------------------------------------------------
  Florsheim Shoe         COM        343302105       19,000         42,683          42,683
  ------------------------------------------------------------------------------------------------------------------------
  LTX Corp.              COM        502392103       7,000          500             500
  ------------------------------------------------------------------------------------------------------------------------
  Lucent Technologies    COM        549463107       1,146,000      200,000         820,000
  ------------------------------------------------------------------------------------------------------------------------
  NCR Corp.              COM        62886E108       14,825,000     500,000         500,000
  ------------------------------------------------------------------------------------------------------------------------
  New Valley Corp        COM        649080504       1,360,000      340,000         340,000
  ------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS (Page)                              20,610,000
  ------------------------------------------------------------------------------------------------------------------------

Table continued....

  -----------------------------------------------------------------------------
                                        Item 8: Voting Authority (Shares)
  -----------------------------------------------------------------------------
  Item 1:                 Item 7:
  Name of Issuer          Managers See
                          Instr. V      (a) Sole       (b) Shared     (c) None
  -----------------------------------------------------------------------------
  Bethlehem Steel                       1,957,800
  -----------------------------------------------------------------------------
  Biotime Inc.                          90,750
  -----------------------------------------------------------------------------
  Brown Shoe                            10,000
  -----------------------------------------------------------------------------
  Brunswick Corp                        2,200
  -----------------------------------------------------------------------------
  Dave & Busters                        12,020
  Inc.
  -----------------------------------------------------------------------------
  Florsheim Shoe                        42,683
  -----------------------------------------------------------------------------
  LTX Corp.                             500
  -----------------------------------------------------------------------------
  Lucent Technologies                   820,000
  -----------------------------------------------------------------------------
  NCR Corp.                             500,000
  -----------------------------------------------------------------------------
  New Valley Corp                       340,000
  -----------------------------------------------------------------------------
  COLUMN TOTALS (Page)
  -----------------------------------------------------------------------------

                                    FORM 13F

Page 2 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6: Investment Discretion
--------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:        Item 4: Fair       Item 5:                     (b)         (c) Shared-
Name of Issuer         Title of     CUSIP Number   Market Value       Shares or                   Shared- As  Other
                       Class                                          Principal     (a) Sole      Defined in
                                                                      Amount                      Instr. V

--------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM          22281N103      16,352,000         1,400,000     1,400,000
--------------------------------------------------------------------------------------------------------------------------
Polaroid               COM          731095105      140,000            270,000       270,000
--------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107      149,000            15,000        15,000
--------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101      135,000            10,751        10,751
--------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD          809090103      545,000            140,000       140,000
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105      1,021,000          486,200       486,200
--------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108      10,388,000         1,199,500     1,199,500
--------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM          344849104      35,838,000         2,350,000     2,350,000
--------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                               64,568,000
--------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                   85,178,000
TOTALS
--------------------------------------------------------------------------------------------------------------------------

Table continued...

-------------------------------------------------------------------------------
                                   Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------
Item 1:                  Item 7:
Name of Issuer           Mana-
                         gers      (a) Sole       (b) Shared    (c) None
                         See
                         Instr. V
-------------------------------------------------------------------------------
Covanta Energy                     1,400,000
-------------------------------------------------------------------------------
Polaroid                           270,000
-------------------------------------------------------------------------------
Primesource Corp.                  15,000
-------------------------------------------------------------------------------
Ryerson Tull                       10,751
-------------------------------------------------------------------------------
Scitex Ltd.                        140,000
-------------------------------------------------------------------------------
Tenneco Automotive                 486,200
-------------------------------------------------------------------------------
Unisys Corp                        1,199,500
-------------------------------------------------------------------------------
Foot Locker, Inc.                  2,350,000
-------------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
-------------------------------------------------------------------------------

                                       2